Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	FS Series Trust
Entity Central Index Key	0001691167
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 04, 2020
Document Effective Date	May 21, 2020
Prospectus Date	Jan. 29, 2020
FS Energy Total Return Fund | Class I
Prospectus:
Trading Symbol	FSEYX
FS Energy Total Return Fund | Class A
Prospectus:
Trading Symbol	FSEGX